Performance Management - Volumetric Fund	Apr. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad-based S&P 500 Index and the FTSE 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com .

Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 12.72% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.00% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
	1 Year	5 Years	10 Years
Return before taxes	1.53%	5.43%	7.29%
Return after taxes on distributions	1.09%	4.23%	6.11%
Return after taxes on distributions and sale of Fund shares	1.23%	4.15%	5.69%
S&P 500 Index: (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%
FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses, or taxes)	4.40%	3.31%	2.23%

Performance Table Footnotes

After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The FTSE 3-Month Treasury Bill Index measures the performance of short-term U.S. government debt securities and accrues income on a monthly basis. The S&P 500 Index represents the equity portion of the Fund’s portfolio, and the FTSE 3-Month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio.

Volumetric Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	12.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(17.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020